Shareholder Report, Average Annual Return (Details)		12 Months Ended	49 Months Ended		60 Months Ended	92 Months Ended		94 Months Ended	108 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024		Nov. 30, 2024	Nov. 30, 2024		Nov. 30, 2024 [3]	Nov. 30, 2024 [7]	Nov. 30, 2024
The New Economy Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	24.40%			10.55%					10.53%
The New Economy Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	30.00%			11.03%					10.50%
The New Economy Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	29.00%			11.57%	12.73%	[2]
The New Economy Fund - Class F1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class F-1
Average Annual Return, Percent	[1]	31.94%			11.82%					11.13%
The New Economy Fund - Class F2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class F-2
Average Annual Return, Percent	[1]	32.31%			12.13%					11.44%
The New Economy Fund - Class F3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class F-3
Average Annual Return, Percent	[1]	32.43%			12.25%			13.45%
The New Economy Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	27.34%			11.03%					10.74%
The New Economy Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	29.95%			10.98%					10.70%
The New Economy Fund Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-E
Average Annual Return, Percent	[1]	31.62%			11.56%					10.87%
The New Economy Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	28.95%			11.51%	12.67%	[4]
The New Economy Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-F-1
Average Annual Return, Percent	[1]	32.15%			12.05%					11.35%
The New Economy Fund Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-F-2
Average Annual Return, Percent	[1]	32.28%	10.56%	[5]
The New Economy Fund Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-F-3
Average Annual Return, Percent	[1]	32.36%	10.62%	[6]
The New Economy Fund® Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-1
Average Annual Return, Percent	[1]	31.00%			11.03%					10.34%
The New Economy Fund® Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-2
Average Annual Return, Percent	[1]	31.00%			11.02%					10.34%
The New Economy Fund® Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-2E
Average Annual Return, Percent	[1]	31.37%			11.35%					10.73%
The New Economy Fund® Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-3
Average Annual Return, Percent	[1]	31.56%			11.52%					10.83%
The New Economy Fund® Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-4
Average Annual Return, Percent	[1]	31.97%			11.86%					11.17%
The New Economy Fund® Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-5E
Average Annual Return, Percent	[1]	32.24%			12.08%				12.19%
The New Economy Fund® Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-5
Average Annual Return, Percent	[1]	32.36%			12.19%					11.51%
The New Economy Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class R-6
Average Annual Return, Percent	[1]	32.41%			12.25%					11.56%
Without Sales Load [Member] | The New Economy Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	31.99%			11.86%					11.19%
Without Sales Load [Member] | The New Economy Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	31.00%			11.03%					10.50%
Without Sales Load [Member] | The New Economy Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	32.31%			12.14%	13.10%	[2]
Without Sales Load [Member] | The New Economy Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	31.94%			11.83%					11.13%
Without Sales Load [Member] | The New Economy Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	30.95%			10.98%					10.70%
Without Sales Load [Member] | The New Economy Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The New Economy Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	32.25%			12.08%	13.04%	[4]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[8]	26.12%	13.42%	[5],[6]	11.36%	10.90%	[2],[4]	11.05%	10.55%	9.28%
Standard Poors 500 Index 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	33.89%	17.97%	[5],[6]	15.77%	15.05%	[2],[4]	15.10%	14.49%	13.35%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.